(Loss) Earnings Per Share	6 Months Ended
Jun. 30, 2013
(Loss) Earnings Per Share
10.	(Loss) Earnings Per Share

The net (loss) income attributable to common stockholders and (loss) earnings per common share are presented in the table below.

	Three Months Ended		Six Months Ended
	June 30, 2013	June 30, 2012	June 30, 2013	June 30, 2012
	$	$	$	$
Net loss	(5,724)	(4,323)	(7,677)	(3,950)
Add: Net loss attributable to the Dropdown Predecessor	—	5,398	—	9,163

Net (loss) income attributable to common stockholders	(5,724)	1,075	(7,677)	5,213

Weighted average number of common shares—basic	83,591,030	79,911,673	83,591,030	75,443,659

Weighted average number of common shares—diluted	83,591,030	79,911,673	83,591,030	75,443,659

(Loss) earnings per common share:
- Basic	$(0.07)	$0.01	$(0.09)	$0.07
- Diluted	$(0.07)	$0.01	$(0.09)	$0.07